NOTE 2 -SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Allowance for Loan and Lease Loss, Recovery of Bad Debts	$ 26,299		$ 0	$ 137,749
Computer Equipment [Member]
Finite-Lived Intangible Asset, Useful Life			3 years
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Asset, Useful Life			5 years
Ten Customers [Member]
Concentration Risk, Percentage	87.00%
Six Customers [Member]
Concentration Risk, Percentage		87.00%